Provision for Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Expenses [Abstract]
Current taxes	$ 20,629	$ 294,179	$ 291,282
Deferred taxes	(109,595)		42,789
Income tax (benefit) expenses	$ (88,966)	$ 294,179	$ 334,071